August 13, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Zandra Y. Bailes, Document Control - EDGAR

Re: AXP Variable Portfolio - Managed Series, Inc. formerly known as IDS Life Managed Fund, Inc.
          AXP Variable Portfolio - Diversified Equity Income Fund
       Post-Effective Amendment No. 25
       File No. 2-96367/811-4252

Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP VARIABLE PORTFOLIO - MANAGED SERIES, INC.
    AXP Variable Portfolio - Diversified Equity Income Fund





/s/ Leslie L. Ogg
Leslie L. Ogg
Vice President

LLO/BS/dm